Value Line Premier Growth Fund, Inc.

7 Times Square, 16th Fl

New York, NY 10036

212-907-1850

April 2, 2020

Securities and Exchange Commission

Washington, D.C. 20549

Re:	Value Line Premier Growth Fund, Inc.

File Nos.2-12663; 811-02278

Rule 497

Dear Sir/Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in the prospectus supplement dated March 31, 2020.

Should you have any questions regarding this filing, please do not hesitate to contact the undersigned at (212)907-1850.

Sincerely yours, /s/ Peter D. Lowenstein Peter D. Lowenstein